Warrants (Details Narrative) - USD ($)	Nov. 03, 2021	Jun. 30, 2022	May 27, 2022	Apr. 29, 2022	Apr. 12, 2022
Warrant To Purchase Shares Of Common Stock	1,400,000
Warrant To Purchase Shares Of Common Stock, Exercise Price Per Share	$ 0.16
Warrant To Purchase Shares Of Common Stock Term	5-year
Estimated Fair Value Of The Warrant	$ 181,900
Mast Hill Fund L P [Member]
Warrant To Purchase Shares Of Common Stock				1,400,000
Warrant To Purchase Shares Of Common Stock, Exercise Price Per Share		$ 0.16	$ 0.16		$ 0.16
Issuance of stock				860,241
J.H. Darbie & Co., Inc. [Member]
Warrant To Purchase Shares Of Common Stock	160,125
Warrant To Purchase Shares Of Common Stock, Exercise Price Per Share	$ 0.192
Warrant To Purchase Shares Of Common Stock Term	5-year
Estimated Fair Value Of The Warrant	$ 20,200
Payment Of Fee In Cash	$ 20,160